Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Long-term Debt, by Maturity [Abstract]
June 30, 2017	$ 216,800
June 30, 2018	530,628
June 30, 2019	201,878
June 30, 2020	182,759
June 30, 2021 and thereafter	2,997,000
Total principal payments	4,129,065
Less: Deferred financing costs	(71,473)	$ (82,506)
Total debt	$ 4,057,592	$ 4,328,468